Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schwab Government Money Fund | Sweep Shares
Prospectus [Line Items]
Annual Return [Percent]	3.93005%	4.87384%	4.71%	1.29%	0.02%	0.24%	1.66%	1.23%	0.26%	0.01%
Schwab Prime Advantage Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	4.14279%	5.123%	5.03%	1.54%	0.04%	0.44%	2.07%	1.78%	0.81%	0.25%
Schwab Government Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	4.03367%	4.97832%	4.81%	1.36%	0.02%	0.30%	1.90%	1.50%	0.50%	0.05%
Schwab Treasury Obligations Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	4.01515%	4.96229%	4.85%	1.40%	0.01%	0.27%	1.90%	1.50%	0.58%	0.06%
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Prospectus [Line Items]
Annual Return [Percent]	4.19113%	5.13866%	4.97%	1.47%	0.01%	0.41%	2.07%	1.68%	0.70%
Schwab U.S. Treasury Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	3.9552%	4.97408%	4.72%	1.26%	0.02%	0.27%	1.84%
Schwab AMT Tax-Free Money Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	2.46066%	3.07401%	3.02%	0.90%	0.02%	0.34%	1.19%	1.20%	0.48%	0.12%
Schwab Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	2.47328%	3.08368%	3.05%	0.92%	0.02%	0.35%	1.20%	1.14%	0.48%	0.12%
Schwab California Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	2.05464%	2.77788%	2.58%	0.87%	0.03%	0.33%	1.10%	1.10%	0.45%	0.12%
Schwab New York Municipal Money Fund | Ultra Shares
Prospectus [Line Items]
Annual Return [Percent]	2.44569%	3.05556%	3.03%	0.92%	0.06%	0.34%	1.18%	1.16%	0.56%	0.12%